ORGANIZATION AND OPERATION (Details) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014	Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheet
Buildings and improvements	$ 28,564,472			$ 28,564,472			$ 23,961,608		$ 9,685,361	$ 276,391
Accumulated depreciation	(1,343,323)	[1]		(1,343,323)	[1]		(592,114)		(73,950)	(1,400)
Investment in real estate, net	33,429,476	[1]		33,429,476	[1]		28,792,141		12,125,420	342,010
Lease origination costs	186,046	[1]		186,046	[1]		168,145		75,038
Total Assets	36,328,098	[1]		36,328,098	[1]		33,811,133		14,531,149
Accumulated deficit	(4,841,143)	[1]		(4,841,143)	[1]		(3,343,485)		(2,014,056)
Total Stockholders' Equity	19,767,169	[1]		19,767,169	[1]		21,264,827		14,026,985	$ (283,496)
Total Liabilities and Stockholders' Equity	36,328,098	[1]		36,328,098	[1]		33,811,133		14,531,149
Consolidated Statement of Operations
Real estate acquisition costs				362,447			454,554	[2]	279,965
Depreciation and amortization	295,344		$ 240,650	848,587		$ 430,325	613,572	[2]	96,812
Total operating expenses	1,534,973		1,138,680	5,099,850		2,683,013	3,949,557	[2]	1,714,940
Net loss	$ (315,554)		$ (397,902)	$ (1,497,658)		$ (966,255)	$ (1,329,429)	[2]	$ (1,372,697)
Net loss per share	$ (0.04)		$ (0.06)	$ (0.21)		$ (0.17)	$ (0.22)		$ (1.03)
Consolidated Statement of Cash Flows
Net loss	$ (315,554)		$ (397,902)	$ (1,497,658)		$ (966,255)	$ (1,329,429)	[2]	$ (1,372,697)
Depreciation and amortization				848,587		430,325	613,572		96,812
Net cash used in operating activities				176,461		(110,971)	(740,860)		(767,899)
Acquisitions of investments in real estate				(5,388,544)		(9,808,865)	(17,184,885)		(11,855,960)
Lease origination costs				(115,279)		(123,569)	(188,515)		(99,300)
Net cash used in investing activities				$ (5,588,517)		$ (10,677,851)	$ (17,373,400)		(11,955,260)
Scenario, Previously Reported [Member]
Consolidated Balance Sheet
Buildings and improvements									10,064,626
Accumulated depreciation									(76,200)
Investment in real estate, net									12,502,435
Lease origination costs									0
Total Assets									14,833,126
Accumulated deficit									(1,712,079)
Total Stockholders' Equity									14,328,962
Total Liabilities and Stockholders' Equity									14,833,126
Consolidated Statement of Operations
Real estate acquisition costs									0
Depreciation and amortization									74,800
Total operating expenses									1,412,963
Net loss									$ (1,070,720)
Net loss per share									$ (0.80)
Consolidated Statement of Cash Flows
Net loss									$ (1,070,720)
Depreciation and amortization									74,800
Net cash used in operating activities									(336,806)
Acquisitions of investments in real estate									(12,235,225)
Lease origination costs									0
Net cash used in investing activities									(12,386,353)
Adjustment [Member]
Consolidated Balance Sheet
Buildings and improvements									(379,265)
Accumulated depreciation									2,250
Investment in real estate, net									(377,015)
Lease origination costs									75,038
Total Assets									(301,977)
Accumulated deficit									(301,977)
Total Stockholders' Equity									(301,977)
Total Liabilities and Stockholders' Equity									(301,977)
Consolidated Statement of Operations
Real estate acquisition costs									279,965
Depreciation and amortization									22,012
Total operating expenses									301,977
Net loss									$ (301,977)
Net loss per share									$ (0.23)
Consolidated Statement of Cash Flows
Net loss									$ (301,977)
Depreciation and amortization									22,012
Net cash used in operating activities									(431,093)
Acquisitions of investments in real estate									379,265
Lease origination costs									(99,300)
Net cash used in investing activities									$ 431,093

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.
[2]	Reflects our historical consolidated statement of operations for the year ended December 31, 2014 included elsewhere in this prospectus.